CONSOLIDATED BALANCE SHEETS (Parentheticals) - $ / shares shares in Thousands	Dec. 31, 2015	Dec. 31, 2014
Statement Of Financial Position [Abstract]
Common stock, par value (in dollars per share)	$ 0.10	$ 0.10
Common stock, shares authorized	350,000	200,000
Common stock, shares issued	187,399	127,606
Common stock, shares outstanding	187,399	127,606